Merrill Lynch Premier Institutional Fund

Schedule of Investments

January 31, 2007 (Unaudited)

Face Amount	Money Market Funds	Value
$19,974,185,737	Master Premier Institutional Fund	$19,974,185,737
	Total Money Market Funds	19,974,185,737
	Total Investments --- 100.1%	19,974,185,737
	Liabilities in Excess of Other Assets --- (0.1%)	(11,396,441)
	Net Assets --- 100.0%	$19,962,789,296

Merrill Lynch Institutional Fund

Schedule of Investments

January 31, 2007 (Unaudited)

Face Amount	Money Market Funds	Value
$18,493,827,434	Master Institutional Fund	$18,493,827,434
	Total Money Market Funds	18,493,827,434
	Total Investments --- 100.0%	18,493,827,434
	Liabilities in Excess of Other Assets --- (0.0%)	(1,332,164)
	Net Assets --- 100.0%	$18,492,495,270

Merrill Lynch Government Fund

Schedule of Investments

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
U.S. Government Agency Issues --- 3.2%
Fannie Mae	$5,000,000	4.88%	01/11/08	$4,981,120
	5,000,000	4.96	02/08/08	4,984,490
Federal Farm Credit Banks	9,315,000	4.10	02/01/07	9,315,000
Federal Home Loan Banks	10,000,000	4.00	06/13/07	9,949,710
	18,000,000	4.21	09/14/07	17,876,754
	5,000,000	5.00	11/21/07	4,988,325
Freddie Mac	15,000,000	4.45	09/28/07	14,917,620
	15,000,000	4.60	10/05/07	14,929,575
	5,000,000	4.71	10/11/07	4,979,715
	5,000,000	4.75	10/24/07	4,977,595
Total U.S. Government Agency Issues
(Cost $92,314,641)				91,899,904
U.S. Government Agency Issues --- Variable Rate ---20.8%
Federal Farm Credit Banks	100,000,000	5.25	03/20/07	99,998,422
	50,000,000	5.24	06/01/07	49,995,158
	175,000,000	5.24	01/11/08	174,968,160
	50,000,000	5.19	06/13/08	49,988,296
Federal Home Loan Banks	50,000,000	5.18	07/06/07	49,995,605
	50,000,000	5.17	03/14/08	49,978,292
	50,000,000	5.21	03/19/08	49,978,123
Freddie Mac	75,000,000	5.17	09/27/07	74,975,309
Total U.S. Government Agency Issues ---Variable Rate
(Cost $599,877,366)				599,877,365

Face
Amount	Issue	Value
Repurchase Agreements --- 75.8%
$491,000,000	Credit Suisse Securities (USA) LLC, purchased on
	01/31/07 to yield 5.27% to 02/01/07	$491,000,000
625,000,000	Deutsche Bank Securities Inc., purchased on
	01/31/07 to yield 5.27% to 02/01/07	625,000,000
270,000,000	Goldmans Sachs & Company, purchased on
	01/31/07 to yield 5.27% to 02/01/07	270,000,000
202,558,000	Morgan Stanley & Co. Incorporated, purchased on
	01/31/07 to yield 5.27% to 02/01/07	202,558,000
600,000,000	UBS Securities LLC., purchased on
	01/31/07 to yield 5.26% to 02/01/07	600,000,000
Total Repurchase Agreements
(Cost $2,188,558,000)		2,188,558,000
Total Investments---99.8%
(Cost $2,880,750,007)		2,880,335,269
Other Assets in Excess of
Liabilities---0.2%		7,148,548
Net Assets---Equivalent to $1.00
Per share on 2,887,898,554
Shares of Beneficial Interest
Outstanding---100.0%		$2,887,483,817

Note---Costs for federal income tax purposes are the same as those shown above. At January 31, 2007, net unrealized depreciation amounted to $414,737 and is comprised of $0 in appreciation and $414,737 in depreciation.

*Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

D/N---Discount Notes

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2007 (UNAUDITED)

Merrill Lynch Treasury Fund

Schedule of Investments

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
U.S. Government Issues --- 106.5%
U.S. Treasury Bills	$5,172,000	4.72%	02/01/07	$5,172,000
	100,000,000	4.76	02/01/07	100,000,000
	29,318,000	4.82	02/01/07	29,318,000
	11,357,000	4.83	02/01/07	11,357,000
	11,454,000	4.76	02/08/07	11,443,399
	100,000,000	4.80	02/08/07	99,906,647
	100,000,000	4.82	02/08/07	99,906,326
	46,402,000	4.88	02/08/07	46,357,997
	16,135,000	4.89	02/08/07	16,119,655
	3,244,000	4.90	02/08/07	3,240,908
	1,380,000	4.92	02/08/07	1,378,680
	20,000,000	4.96	02/08/07	19,980,707
	30,860,000	4.76	02/15/07	30,802,851
	368,000	4.77	02/15/07	367,317
	12,296,000	4.79	02/15/07	12,273,095
	1,755,000	4.81	02/15/07	1,751,717
	90,000,000	4.82	02/15/07	89,831,475
	50,000,000	4.96	02/15/07	49,903,536
	75,000,000	4.76	02/22/07	74,791,750
	18,555,000	4.82	02/22/07	18,502,830
	7,016,000	4.85	02/22/07	6,996,151
	30,065,000	4.89	02/22/07	29,979,327
	34,862,000	4.90	02/22/07	34,762,353
	12,000,000	4.95	02/22/07	11,965,350
	60,791,000	4.88	03/01/07	60,560,264
	50,000,000	4.89	03/01/07	49,810,028
	40,000,000	4.82	03/08/07	39,812,750
	14,126,000	4.84	03/08/07	14,059,598
	3,814,000	4.90	03/08/07	3,795,831
	44,194,000	4.93	03/08/07	43,982,391

	Face	Interest	Maturity
Issue	Amount	Rate*	Date	Value
U.S. Government Issues --- (concluded)
	$18,358,000	4.94%	03/08/07	$18,269,920
	17,774,000	4.95	03/08/07	17,688,549
	2,251,000	4.92	03/22/07	2,235,941
	20,000,000	4.96	03/22/07	19,864,978
	40,100,000	4.97	03/22/07	39,828,735
	47,923,000	4.97	03/29/07	47,552,502
	75,000,000	4.91	04/05/07	74,346,375
	24,961,000	4.93	04/05/07	24,743,465
	39,200,000	4.94	05/31/07	38,555,983
U.S. Treasury Notes	200,000,000	2.25	02/15/07	199,785,937
	95,000,000	3.38	02/28/07	94,880,109
Total Investments---106.5%
(Cost $1,595,897,876)				1,595,882,427
Liabilities in Excess of
Other Assets- (6.5%)				(98,054,635)
Net Assets---Equivalent to $1.00
Per share on 1,497,829,531
Shares of Beneficial Interest
Outstanding---100.0%				$1,497,827,792

Note---Costs for federal income tax purposes are the same as those shown above. At January 31, 2007, net unrealized depreciation amounted to $15,449 and is comprised of $0 in appreciation and $15,449 in depreciation.

*U.S. Treasury Bills are purchased on a discount basis: the interest rate shown is the discount paid at the time of the purchase by the Fund.
U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

See Notes to Financial Statements.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2007 (UNAUDITED)

Merrill Lynch Institutional Tax-Exempt Fund

Schedule of Investments

Janaury 31, 2007 (Unaudited)

Face Amount	Money Market Funds	Value
$15,935,531,566	Master Institutional Tax-Exempt Fund	$15,935,531,566
	Total Money Market Funds	15,935,531,566
	Total Investments --- 100.0%	15,935,531,566
	Liabilities in Excess of Other Assets --- (0.0%)	(7,126,254)
	Net Assets --- 100.0%	$15,928,405,312